Other Non-Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 7,750	¥ 2,263
Prepayments for real estate and non-current portion of prepayments to suppliers	11,413	466
Others	489	489
Total	¥ 19,652	¥ 3,218